DEBT & LIQUIDITY (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Long-term Debt

A reconciliation of outstanding principal to the carrying amounts is as follows:

	New Revolving Facility	Existing Revolving Facility
	December 31,	December 31,
	2025	2024
Principal balance	$78,727	$82,758
Less: Unamortized issuance costs	—	(176)
Total carrying amount	$78,727	$82,582

A reconciliation of the outstanding principal to carrying amount is as follows:

Existing Term Loan
December 31,
2024
Principal balance	$25,000
PIK	6,780
Less: Unamortized debt discount and issuance costs	(1,733)
Total carrying amount	$30,047